Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of Share Based Compensation Stock Options Activity Table Text Block
(Not in thousands)	Options outstanding	Weighted-average exercise price
Outstanding at January 1, 2013	160,986	$222.71
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(60,549)	171.42
Outstanding at December 31, 2013	100,437	$253.64
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(55,640)	238.85
Outstanding at December 31, 2014	44,797	$272.00
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(44,797)	272.00
Outstanding at December 31, 2015	-	$-

Executive Officers
Schedule of Unvested Restricted Stock Units Roll Forward [Table Text Block]
(Not in thousands)	Shares	Weighted-average grant date fair value
Non-vested at January 1, 2013	491,223	$20.59
Granted	229,131	28.20
Vested	(131,324)	31.23
Forfeited	(3,783)	24.63
Non-vested at December 31, 2013	585,247	$21.16
Granted	365,831	29.86
Vested	(311,078)	19.02
Forfeited	(11,991)	29.33
Non-vested at December 31, 2014	628,009	$27.13
Granted	323,814	33.37
Vested	(430,646)	30.45
Forfeited	(25,446)	28.65
Non-vested at December 31, 2015	495,731	$28.25

Directors
Schedule of Unvested Restricted Stock Units Roll Forward [Table Text Block]
(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Nonvested at January 1, 2013	-	-
Granted	20,930	$29.43
Vested	(20,930)	29.43
Forfeited	-	-
Non-vested at December 31, 2013	-	-
Granted	23,135	$30.43
Vested	(23,135)	30.43
Forfeited	-	-
Non-vested at December 31, 2014	-	-
Granted	22,119	$32.29
Vested	(22,119)	32.29
Forfeited	-	-
Non-vested at December 31, 2015	-	-